Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Unite Acquisition 1 Corp. [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Schedule of Resource Allocation, the CODM Reviews Several Key Metrics

When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics, which include the following:

	Year Ended December 31,
	2024	2023
Legal fees	$36,000	$21,500
Accounting and other professional services	105,907	51,915
Director fees	12,000	12,000
Others	1,466	178
Total	$155,373	$85,593